Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Other intangibles acquired	$ 2,953
Amortization expense of intangible assets	$ 13,962	$ 9,311	$ 3,587